Notes Payable (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Summary of Company Issued and Publicly Sold Unsecured Senior Notes
The Company issued and publicly sold unsecured senior notes, and the details of the tranches are shown below:

	Issue date	Principal amount (US$ million)	Mature date	Effective interest rate
2022 Ten-year Notes	November 28, 2012	750	November 28, 2022	3.59%*
2025 Ten-year Notes	June 30, 2015	500	June 30, 2025	4.22%
2022 Five-year Notes	July 6, 2017	900	July 6, 2022	3.08%*
2027 Ten-year Notes	July 6, 2017	600	July 6, 2027	3.73%
2023 Notes	March 29, 2018	1,000	September 29, 2023	3.99%
2028 March Notes	March 29, 2018	500	March 29, 2028	4.50%
2024 Notes	November 14, 2018	600	May 14, 2024	4.51%
2024 Notes	December 10, 2018	250	May 14, 2024	4.54%
2028 November Notes	November 14, 2018	400	November 14, 2028	4.99%
2025 Five-year Notes	April 7, 2020	600	April 7, 2025	3.22%
2030 April Notes	April 7, 2020	400	April 7, 2030	3.54%
2026 Notes	October 9, 2020	650	April 9, 2026	1.81%
2030 October Notes	October 9, 2020	300	October 9, 2030	2.43%
2027 Five-year Notes	August 23, 2021	300	February 23,2027	1.73%
2031 Notes	August 23, 2021	700	August 23, 2031	2.49%

*	The 2022 Five-year Notes and 2022 Ten-year Notes were fully repaid when they became due.

Principal Amount and Unamortized Discount and Debt Issuance Costs
The principal amount and unamortized discount and debt issuance costs as of December 31, 2021 and 2022 were as follows:

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
	(In millions)
Principal amount	53,848	46,983	6,812
Unamortized discount and debt issuance costs	(223)	(186)	(27)

	53,625	46,797	6,785

Long Term Loans Principal Repayments
The following table summarizes the aggregate required repayments of the principal amounts of the Company’s long-term debts (including the notes payable and long-term loans (Note 13) but excluding convertible senior notes (Note 15), in the succeeding five years and thereafter:

	RMB	US$
	(In millions)
For the years ending December 31,
2023	6,898	1,000
2024	5,863	850
2025	7,587	1,100
2026	18,278	2,650
2027	6,207	900
Thereafter	15,864	2,300